INVESTMENTS IN COMPANIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN COMPANIES AND ASSOCIATES [Abstract]
INVESTMENTS IN COMPANIES AND ASSOCIATES

NOTE 6:-     INVESTMENTS IN COMPANIES AND ASSOCIATES

  The Company invested several amounts in Mobixell Networks Inc. ("Mobixell"), a privately held company which was engaged in the design, development and marketing solutions for mobile rich media adaptation, optimization and delivery. The Company held 2.04% of Mobixell's shares on a fully diluted basis. During 2012 the Company's recorded impairments of its entire investment in Mobixell following several financing rounds in which the Company did not participate.

  On August 16, 2012, the Company acquired through its subsidiary beneficial interests in Two Penn Center Plaza in Philadelphia, Pennsylvania. This investment is accounted for using the equity method of accounting as the Company's indirect beneficial interest in Two Penn Center Plaza is 19.66% and therefore is considered to be more than minor (more than 3 to 5 percent), the equity method was applied. See note 1b (1)
	December 31,
	2013	2014

Invested in equity	$4,025	$4,025
Accumulated net loss	(286)	(472)

Total investment	$3,739	$3,553

  On December 31, 2012 the Company acquired through its subsidiary Optibase Inc. approximately 4% indirect beneficial interest in a portfolio of shopping centers located in Texas, USA in consideration for $4,000 which accounted for the cost method of accounting. The Company believes that its beneficial interests in Texas portfolio are considered to be so minor that they create virtually no influence over the operating and financial policies of the Real Estate Asset and therefore this investment accounted for cost method of accounting. See note 1b (2).